Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss	Financial liabilities at fair value through profit or loss
14.1. Derivatives

	December 31, 2025	December 31, 2024
Foreign Currency Forwards - A3 Mercados (1)	4,148,017	1,624,011
Foreign Currency Forwards - NDF (1)	2,275,453	3,451,948
Interest Rate Swaps	72,231	—
TOTAL	6,495,701	5,075,959
(1)The notional amounts are disclosed in note 5.2.